Staff costs	6 Months Ended
Jun. 30, 2025
Classes of employee benefits expense [abstract]
Staff costs	Staff costs

	Half year ended 30.06.25	Half year ended 30.06.24
Compensation costs	£m	£m
Upfront bonus charge	679	675
Deferred bonus charge	304	269
Other incentives	29	35
Performance costs	1,012	979
Salaries	2,549	2,491
Social security costs	442	395
Post-retirement benefits	280	296
Other compensation costs	354	282
Total compensation costs	4,637	4,443

Other resourcing costs
Outsourcing	437	299
Redundancy and restructuring	83	138
Temporary staff costs	33	31
Other	64	53
Total other resourcing costs	617	521

Total staff costs	5,254	4,964

Barclays Group compensation costs as a % of total income	31.1%	33.5%